As filed with the Securities and Exchange Commission on September 6, 2024
File No. 333-255884
File No. 811-23661

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933
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Post-Effective Amendment No. 61
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and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☒
Amendment No. 63
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HARBOR ETF TRUST
(Exact name of Registrant as Specified in Charter)

111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606
(Address of Principal Executive Offices)
(312) 443-4400
(Registrant’s Telephone Number, including Area Code)

CHARLES F. MCCAIN, ESQ. Harbor ETF Trust 111 South Wacker Drive – 34th Floor Chicago, Illinois 60606	CHRISTOPHER P. HARVEY, ESQ. Dechert LLP One International Place – 40th Floor 100 Oliver Street Boston, Massachusetts 02110
(Name and address of Agents for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement
It is proposed that this filing will become effective (check appropriate box)
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immediately upon filing pursuant to paragraph (b)
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on October 6, 2024 pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1)
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on     pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
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on     pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
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this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of the Harbor Human Capital Factor Large Cap Growth ETF

Explanatory Note
The purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 37 under the Securities Act of 1933 (the “Securities Act”) until October 6, 2024. Parts A, B, and C of the Registrant’s Post-Effective Amendment No. 37 under the Securities Act of 1933 and Amendment No. 39 under the Investment Company Act of 1940, filed on September 15, 2023, are incorporated by reference herein.
On November 27, 2023, the Registrant submitted  Post-Effective Amendment No. 40 to its Registration Statement under the Securities Act and Amendment No. 42 to its Registration Statement under the Investment Company Act (the “First Delaying Amendment”) solely to designate December 27, 2023 as the new effective date for the Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act. The First Delaying Amendment is incorporated herein by reference.
On December 26, 2023, the Registrant submitted  Post-Effective Amendment No. 41 to its Registration Statement under the Securities Act and Amendment No. 43 to its Registration Statement under the Investment Company Act (the “Second Delaying Amendment”) solely to designate January 26, 2024 as the new effective date for the Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act. The Second Delaying Amendment is incorporated herein by reference.
On January 25, 2024, the Registrant submitted  Post-Effective Amendment No. 42 to its Registration Statement under the Securities Act and Amendment No. 44 to its Registration Statement under the Investment Company Act (the “Third Delaying Amendment”) solely to designate February 23, 2024 as the new effective date for the Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act. The Third Delaying Amendment is incorporated herein by reference.
On February 22, 2024, the Registrant submitted  Post-Effective Amendment No. 44 to its Registration Statement under the Securities Act and Amendment No. 46 to its Registration Statement under the Investment Company Act (the “Fourth Delaying Amendment”) solely to designate March 23, 2024 as the new effective date for the Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act. The Fourth Delaying Amendment is incorporated herein by reference.
On March 21, 2024, the Registrant submitted  Post-Effective Amendment No. 46 to its Registration Statement under the Securities Act and Amendment No. 48 to its Registration Statement under the Investment Company Act (the “Fifth Delaying Amendment”) solely to designate April 19, 2024 as the new effective date for the Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act. The Fifth Delaying Amendment is incorporated herein by reference.
On April 18, 2024, the Registrant submitted Post-Effective Amendment No. 49 to its Registration Statement under the Securities Act and Amendment No. 51 to its Registration Statement under the Investment Company Act (the “Sixth Delaying Amendment”) solely to designate May 17, 2024 as the new effective date for the Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act. The Sixth Delaying Amendment is incorporated herein by reference.
On May 16, 2024, the Registrant submitted Post-Effective Amendment No. 50 to its Registration Statement under the Securities Act and Amendment No. 52 to its Registration Statement under the Investment Company Act (the “Seventh Delaying Amendment”) solely to designate June 15, 2024 as the new effective date for the Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act. The Seventh Delaying Amendment is incorporated herein by reference.
On June 14, 2024, the Registrant submitted Post-Effective Amendment No. 53 to its Registration Statement under the Securities Act and Amendment No. 55 to its Registration Statement under the Investment Company Act (the “Eighth Delaying Amendment”) solely to designate July 12, 2024 as the new effective date for the Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act. The Eighth Delaying Amendment is incorporated herein by reference.
On July 12, 2024, the Registrant submitted Post-Effective Amendment No. 57 to its Registration Statement under the Securities Act and Amendment No. 59 to its Registration Statement under the Investment Company Act (the “Ninth Delaying Amendment”) solely to designate August 9, 2024 as the new effective date for the Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act. The Ninth Delaying Amendment is incorporated herein by reference.
On August 8, 2024, the Registrant submitted Post-Effective Amendment No. 58 to its Registration Statement under the Securities Act and Amendment No. 60 to its Registration Statement under the Investment Company Act (the “Tenth Delaying Amendment”) solely to designate September 7, 2024 as the new effective date for the Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act. The Tenth Delaying Amendment is incorporated herein by reference.
The Registrant is submitting this Post-Effective Amendment No. 61 to its Registration Statement under the Securities Act and Amendment No. 63 under the Investment Company Act solely to designate October 6, 2024 as the new effective date for the Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois, on September 6, 2024.
Harbor ETF Trust
By: /s/ Charles F. McCain

Charles F. McCain
President and Trustee
Pursuant to the requirements of the Securities Act, this filing has been signed below by the following persons in the capacities and on the dates indicated.
Signatures	Title	Date
/s/ Charles F. McCain Charles F. McCain	President and Trustee (Principal Executive Officer)	September 6, 2024
/s/ John M. Paral John M. Paral	Treasurer	September 6, 2024
/s/ Scott M. Amero* Scott M. Amero	Trustee	September 6, 2024
/s/ Donna J. Dean* Donna J. Dean	Trustee	September 6, 2024
/s/ Robert Kasdin* Robert Kasdin	Trustee	September 6, 2024
/s/ Kathryn L. Quirk* Kathryn L. Quirk	Trustee	September 6, 2024
/s/ Douglas J. Skinner* Douglas J. Skinner	Trustee	September 6, 2024
/s/ Ann M. Spruill* Ann M. Spruill	Trustee	September 6, 2024
/s/ Landis Zimmerman* Landis Zimmerman	Trustee	September 6, 2024
By* /s/ Charles F. McCain

 Charles F. McCain
 As Attorney-in-Fact
 Dated: September 6, 2024
* Pursuant to Powers of Attorney dated August 12, 2024.